Income and expenses - Depreciation and Amortization charges (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Depreciation and amortization charges, operating allowances and write-downs
Amortization of intangible assets	$ 1,916	$ 474	$ 663
Depreciation of property, plant and equipment	83,035	74,989	72,869
Total	$ 84,951	$ 75,463	$ 73,532